N-2	Aug. 14, 2023
Cover [Abstract]
Entity Central Index Key	0000069633
Amendment Flag	false
Securities Act File Number	0-10004
Document Type	8-K
Entity Registrant Name	NAPCO SECURITY TECHNOLOGIES, INC.
Entity Address, Address Line One	333 Bayview Avenue
Entity Address, City or Town	Amityville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11701
City Area Code	631
Local Phone Number	842-9400
Entity Emerging Growth Company	false